Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2021
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Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2020 for further discussion on the determination of fair value.

(Canadian $ in millions)	April 30, 2021		October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	46,744	47,041	48,466	49,009
Loans (1)
Residential mortgages	130,403	131,055	126,882	128,815
Consumer instalment and other personal	71,311	71,829	69,480	70,192
Credit cards	7,187	7,187	7,556	7,556
Business and government (2)	229,302	230,747	238,239	239,929
	438,203	440,818	442,157	446,492

Deposits (3)	635,580	637,131	640,961	643,156
Securitization and structured entities’ liabilities (4)	25,022	25,334	26,889	27,506
Subordinated debt	7,144	7,469	8,416	8,727
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value is net of allowances for credit losses.
(2)
Excludes $6,387 million of loans classified as FVTPL and $121 million of loans classified as FVOCI as at April 30, 2021, respectively ($5,306 million and $51 million, respectively, as at October 31, 2020).

(3)	Excludes $21,487 million of structured note liabilities ($18,073 million as at October 31, 2020) and $134 million of metals deposits ($nil as at October 31, 2020) designated at FVTPL.
(4)	Excludes $635 million of securitization and structured entities’ liabilities classified at FVTPL ($nil as at October 31, 2020).
  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL and FVOCI, precious metals, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)			April 30, 2021		October 31, 2020
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	5,217	1,457	-	6,674	6,529	4,371	-	10,900
Canadian provincial and municipal governments	2,911	3,157	-	6,068	1,868	6,467	-	8,335
U.S. federal government	6,304	1,609	-	7,913	5,702	2,716	-	8,418
U.S. states, municipalities and agencies	-	213	-	213	16	487	-	503
Other governments	1,026	610	-	1,636	1,021	1,495	-	2,516
NHA MBS, U.S. agency MBS and CMO	13	11,840	702	12,555	7	11,487	803	12,297
Corporate debt	3,239	7,201	3	10,443	3,767	7,274	-	11,041
Trading loans	-	115	-	115	-	67	-	67
Corporate equity	44,949	-	-	44,949	43,757	-	-	43,757
	63,659	26,202	705	90,566	62,667	34,364	803	97,834
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	695	85	-	780	452	149	-	601
Canadian provincial and municipal governments	152	1,134	-	1,286	180	1,249	-	1,429
U.S. federal government	-	48	-	48	-	44	-	44
Other governments	-	93	-	93	-	94	-	94
NHA MBS, U.S. agency MBS and CMO	-	11	-	11	-	3	-	3
Corporate debt	70	7,304	-	7,374	70	7,827	-	7,897
Corporate equity	1,679	12	2,048	3,739	1,587	10	1,903	3,500
	2,596	8,687	2,048	13,331	2,289	9,376	1,903	13,568
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	15,443	888	-	16,331	20,765	1,685	-	22,450
Canadian provincial and municipal governments	1,565	1,121	-	2,686	2,604	2,143	-	4,747
U.S. federal government	15,195	1,176	-	16,371	14,852	2,842	-	17,694
U.S. states, municipalities and agencies	17	4,587	1	4,605	8	5,267	1	5,276
Other governments	2,735	3,230	-	5,965	3,643	3,738	-	7,381
NHA MBS, U.S. agency MBS and CMO	-	12,588	-	12,588	-	12,532	-	12,532
Corporate debt	592	1,934	-	2,526	792	2,442	-	3,234
Corporate equity	-	-	100	100	-	-	93	93
	35,547	25,524	101	61,172	42,664	30,649	94	73,407
Business and government loans	-	3,667	2,841	6,508	-	3,412	1,945	5,357
Precious Metals (1)	3,347	-	-	3,347	5,328	-	-	5,328
Fair Value Liabilities
Securities sold but not yet purchased	26,509	6,031	-	32,540	19,740	9,636	-	29,376
Structured note liabilities (2)	-	21,487	-	21,487	-	18,073	-	18,073
Other liabilities (3)	-	1,813	-	1,813	-	1,168	-	1,168
	26,509	29,331	-	55,840	19,740	28,877	-	48,617
Derivative Assets
Interest rate contracts	12	10,177	-	10,189	13	14,916	-	14,929
Foreign exchange contracts	2	19,511	-	19,513	1	10,825	-	10,826
Commodity contracts	312	3,400	-	3,712	123	2,465	-	2,588
Equity contracts	767	3,814	-	4,581	750	7,711	-	8,461
Credit default swaps	-	3	-	3	-	11	-	11
	1,093	36,905	-	37,998	887	35,928	-	36,815
Derivative Liabilities
Interest rate contracts	4	7,539	-	7,543	22	10,871	-	10,893
Foreign exchange contracts	4	16,530	-	16,534	3	10,609	-	10,612
Commodity contracts	411	738	-	1,149	350	1,983	-	2,333
Equity contracts	458	7,522	-	7,980	456	6,067	-	6,523
Credit default swaps	-	8	4	12	-	10	4	14
	877	32,337	4	33,218	831	29,540	4	30,375

(1)	These precious metals are included in other assets, other, in our Consolidated Balance Sheet.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)
Other liabilities includes investment contract liabilities in our insurance business and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

						Range of input values (1)
As at April 30, 2021 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Low	High
Private equity (2)	Corporate equity	2,048	Net Asset Value	Net Asset Value		na	na
			EV/EBITDA	Multiple		6	24
Loans (3)	Business and government loans	2,841	Discounted cash flows	Discount margin		49bps	215bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	702	Discounted cash flows	Prepayment rate		5%	40%
			Market Comparable	Comparability Adjustment	(4)	(5.54)	4.46

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $449 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at April 30, 2021 ($487 million as at October 31, 2020), which approximates fair value, and are held to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $5 million as at April 30, 2021 ($3 million as at October 31, 2020).
(4)	Range of input values represents price per security adjustment.
na	- not applicable

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the three and six months ended April 30, 2021 and April 30, 2020.

(Canadian $ in millions)
For the three months ended		April 30, 2021		April 30, 2020
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	691	2,834	2,942	603
FVTPL Securities	152	267	170	-
FVOCI Securities	1,182	6,864	4,005	1,989
Securities sold but not yet purchased	587	473	1,017	844

(Canadian $ in millions)
For the six months ended		April 30, 2021		April 30, 2020
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	3,428	9,536	4,767	1,270
FVTPL Securities	208	401	499	61
FVOCI Securities	5,840	8,973	7,264	2,718
Securities sold but not yet purchased	1,001	5,257	3,751	914

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and six months ended April 30, 2021 and April 30, 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value
For the three months ended April 30, 2021 (Canadian $ in millions)	Balance January 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	703	(19)	(30)	408	(330)	-	37	(67)	702	20
Corporate debt	-	-	-	3	-	-	-	-	3	-
Total trading securities	703	(19)	(30)	411	(330)	-	37	(67)	705	20
FVTPL Securities
Corporate equity	1,957	38	(52)	165	(60)	-	-	-	2,048	66
Total FVTPL securities	1,957	38	(52)	165	(60)	-	-	-	2,048	66
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	98	-	-	2	-	-	-	-	100	na
Total FVOCI securities	99	-	-	2	-	-	-	-	101	na
Business and government loans	3,202	-	(125)	211	-	(447)	-	-	2,841	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

		Change in fair value
For the six months ended April 30, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(94)	(61)	765	(683)	-	71	(99)	702	19
Corporate debt	-	-	-	3	-	-	-	-	3	-
Total trading securities	803	(94)	(61)	768	(683)	-	71	(99)	705	19
FVTPL Securities
Corporate equity	1,903	59	(101)	278	(87)	(4)	-	-	2,048	113
Total FVTPL	1,903	59	(101)	278	(87)	(4)	-	-	2,048	113
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	93	-	-	7	-	-	-	-	100	na
Total FVOCI securities	94	-	-	7	-	-	-	-	101	na
Business and government loans	1,945	-	(195)	1,699	-	(608)	-	-	2,841	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2021 are included in earnings for the period.
  Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na – Not applicable

		Change in fair value
For the three months ended April 30, 2020 (Canadian $ in millions)	Balance January 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as as at April 30, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	540	(76)	28	176	(224)	-	87	(44)	487	(47)
Corporate debt	5	-	-	45	(5)	-	3	-	48	(1)
Total trading securities	545	(76)	28	221	(229)	-	90	(44)	535	(48)
FVTPL Securities
Corporate equity	1,911	(8)	72	108	(21)	-	-	-	2,062	(9)
Total FVTPL	1,911	(8)	72	108	(21)	-	-	-	2,062	(9)
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	81	-	-	2	-	-	-	-	83	na
Total FVOCI securities	82	-	-	2	-	-	-	-	84	na
Business and government loans	1,561	(3)	79	860	-	(469)	-	-	2,028	-
Derivative Liabilities
Credit default swaps	1	-	-	-	-	-	3	-	4	-
Total derivative liabilities	1	-	-	-	-	-	3	-	4	-

		Change in fair value
For the six months ended April 30, 2020 (Canadian $ in millions)	Balance October 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as as at April 30, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(130)	30	449	(389)	-	161	(172)	487	(84)
Corporate debt	7	-	-	50	(12)	-	3	-	48	(1)
Total trading securities	545	(130)	30	499	(401)	-	164	(172)	535	(85)
FVTPL Securities
Corporate equity	1,984	(4)	80	186	(185)	-	1	-	2,062	5
Total FVTPL	1,984	(4)	80	186	(185)	-	1	-	2,062	5
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	81	-	-	2	-	-	-	-	83	na
Total FVOCI securities	82	-	-	2	-	-	-	-	84	na
Business and government loans	1,736	(3)	88	940	-	(733)	-	-	2,028	-
Derivative Liabilities
Credit default swaps	1	-	-	-	-	-	3	-	4	-
Total derivative liabilities	1	-	-	-	-	-	3	-	4	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2020 are included in earnings for the period.
  Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na – Not applicable